Shareholder Report, Average Annual Return (Details) 191731_Angel Oak UltraShort Income ETF_TF_TSR Annual {TF}	12 Months Ended	39 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
Angel Oak UltraShort Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak UltraShort Income ETF NAV
Average Annual Return, Percent	5.29%	6.25%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	5.74%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.37%	4.91%
Bloomberg U.S. Treasury Bills Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills Index
Average Annual Return, Percent	4.22%	4.82%